Equity - Summary Of Treasury Stock (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 KRW (₩) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 KRW (₩) shares
Stockholders Equity Number Of Shares Par Value And Other Disclosures [Line Items]
Balance at beginning	₩ (33,397,490)	$ (22,596,408)	₩ (31,627,342)		₩ (28,805,103)
Balance at end	₩ (35,895,269)	$ (24,286,381)	₩ (33,397,490)	$ (22,596,408)	₩ (31,627,342)
Treasury shares
Stockholders Equity Number Of Shares Par Value And Other Disclosures [Line Items]
Beginning balance, Number of shares | shares	3,427,497	3,427,497	343,991	343,991	343,991
Balance at beginning | ₩	₩ 39,348		₩ 3,819		₩ 3,819
Acquisition, Number of shares | shares	9,359,819	9,359,819	13,552,312	13,552,312	0
Acquisition, Book Value | ₩	₩ 136,712		₩ 157,222		₩ 0
Disposal and others, Number of shares | shares	(9,705,040)	(9,705,040)	(10,468,806)	(10,468,806)	0
Disposal and others, Book value | ₩	₩ (140,543)		₩ (121,693)		₩ 0
Ending balance, Number of shares | shares	3,082,276	3,082,276	3,427,497	3,427,497	343,991
Balance at end | ₩	₩ 35,517		₩ 39,348		₩ 3,819